Consolidated Statements of Cash Flows	6 Months Ended
	Jun. 30, 2026 SGD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 SGD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
NET LOSS	$ (1,841,620)	$ (1,422,872)	$ (2,366,843)
Less: Net loss from discontinued operations	(1,259,009)	(972,735)	(2,241,156)
Net loss from continuing operations	(582,611)	(450,137)	(125,687)
Changes in assets and liabilities:
Accounts receivable, net	(7,119)	(5,500)
Prepayments	328,818	254,051
Accounts payable, net	491,516	379,754
Accrued liabilities and other payables	(134,540)	(103,948)	2,092
Net cash (used in) provided by operating activities from continuing operations	96,064	74,220	(123,595)
Net cash (used in) provided by operating activities from discontinued operations	(326,071)	(251,928)	(509,421)
Net cash(used in) provided by operating activities	(230,007)	(177,708)	(633,016)
CASH FLOWS FROM INVESTING ACTIVITIES:
Disposal of subsidiary, net of cash disposed	(336,014)	(259,611)
Net cash used in investing activities from continuing operations	(336,014)	(259,611)
Net cash used in investing activities from discontinued operations	(6,981)	(5,394)	(167,780)
Net cash used in investing activities	(342,995)	(265,005)	(167,780)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from common share issued for cash			264,531
Net proceeds from public offering			5,885,103
Net cash provided by (used in) financing activities from continuing operations			6,149,634
Net cash used in financing activities from discontinued operations	(3,344)	(2,584)	(126,103)
Net cash provided by (used in) financing activities	(3,344)	(2,584)	6,023,531
Foreign currency effect	(3,221)	(2,487)	(59,193)
NET CHANGE IN CASH AND CASH EQUIVALENTS	(579,567)	(447,784)	5,163,542
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	4,586,491	3,543,607	1,145,829
CASH AND CASH EQUIVALENTS AT PERIOD END	$ 4,006,924	$ 3,095,823	$ 6,309,371